INCM-P2 05/25

FRANKLIN TEMPLETON ETF TRUST

SUPPLEMENT DATED MAY 27, 2025

TO THE SUMMARY PROSPECTUS

DATED AUGUST 1, 2024 OF

FRANKLIN INCOME FOCUS ETF (THE “FUND”)

All references to prospectus@franklintempleton.com in the Fund’s Summary Prospectus are replaced with ETFs-Product@franklintempleton.com.

Please retain this supplement for future reference.